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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516


                      	Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer America Income Trust
           SCHEDULE OF INVESTMENTS 3/31/06 (unaudited)

Principal
Amount                                                                  Value
           US GOVERNMENT AND AGENCY OBLIGATIONS - 99.0 %
687,783    Government National Mortgage Association, 4.5%, 1/15/35   $   647,215
 181,628   Government National Mortgage Association, 4.5%, 12/15/19      175,383
 493,943   Government National Mortgage Association, 4.5%, 4/15/18       477,389
 864,267   Government National Mortgage Association, 4.5%, 4/15/20       834,288
 824,126   Government National Mortgage Association, 4.5%, 6/15/19       795,790
1,727,908  Government National Mortgage Association, 4.5%, 6/15/34     1,627,095
1,256,029  Government National Mortgage Association, 4.5%, 6/15/34     1,182,748
 750,000   Government National Mortgage Association, 4.5%, 7/20/34       712,318
 364,133   Government National Mortgage Association, 4.5%, 8/15/19       351,613
 745,856   Government National Mortgage Association, 4.5%, 8/15/33       702,705
1,430,444  Government National Mortgage Association, 4.5%, 3/15/20     1,380,826
 772,622   Government National Mortgage Association, 4.5%, 6/15/19       746,057
 389,227   Government National Mortgage Association, 5.0%, 1/20/20       381,389
 469,606   Government National Mortgage Association, 5.0%, 10/15/20      461,629
 850,339   Government National Mortgage Association, 5.0%, 10/15/33      824,912
 994,302   Government National Mortgage Association, 5.0%, 10/15/35      963,468
 685,110   Government National Mortgage Association, 5.0%, 2/15/19       673,648
 446,036   Government National Mortgage Association, 5.0%, 2/15/20       438,460
 924,505   Government National Mortgage Association, 5.0%, 4/15/35       895,835
 866,863   Government National Mortgage Association, 5.0%, 5/15/34       840,600
 497,946   Government National Mortgage Association, 5.0%, 6/15/35       482,504
 583,691   Government National Mortgage Association, 5.0%, 9/15/33       566,221
 788,393   Government National Mortgage Association, 5.5%, 1/15/29       781,723
 721,390   Government National Mortgage Association, 5.5%, 1/15/35       699,019
 554,520   Government National Mortgage Association, 5.5%, 10/15/19      554,736
 773,759   Government National Mortgage Association, 5.5%, 10/15/33      766,701
 364,043   Government National Mortgage Association, 5.5%, 10/15/34      360,722
 867,106   Government National Mortgage Association, 5.5%, 10/15/34      859,194
2,187,134  Government National Mortgage Association, 5.5%, 11/15/34    2,167,180
3,854,695  Government National Mortgage Association, 5.5%, 11/15/34    3,819,526
1,188,202  Government National Mortgage Association, 5.5%, 2/15/19     1,188,952
 351,062   Government National Mortgage Association, 5.5%, 4/15/19       351,199
 420,018   Government National Mortgage Association, 5.5%, 4/15/31       416,281
1,253,404  Government National Mortgage Association, 5.5%, 4/15/34     1,241,968
 473,219   Government National Mortgage Association, 5.5%, 5/15/33       468,902
2,355,472  Government National Mortgage Association, 5.5%, 5/15/33     2,333,987
 232,774   Government National Mortgage Association, 5.5%, 6/15/18       232,916
1,238,922  Government National Mortgage Association, 5.5%, 7/15/19     1,239,404
 770,082   Government National Mortgage Association, 5.5%, 7/15/19       770,382
 926,512   Government National Mortgage Association, 5.5%, 8/15/33       918,061
1,863,084  Government National Mortgage Association, 5.5%, 9/15/33     1,846,090
 235,079   Government National Mortgage Association, 5.5%, 9/15/33       233,080
1,458,660  Government National Mortgage Association, 5.5%, 7/15/33     1,445,354
  82,173   Government National Mortgage Association, 6.0%, 1/15/24        83,271
 335,651   Government National Mortgage Association, 6.0%, 1/15/33       339,824
1,373,951  Government National Mortgage Association, 6.0%, 1/15/33     1,394,204
1,269,763  Government National Mortgage Association, 6.0%, 1/15/33     1,288,501
 469,542   Government National Mortgage Association, 6.0%, 1/15/33       475,443
 771,782   Government National Mortgage Association, 6.0%, 1/20/33       778,971
  23,859   Government National Mortgage Association, 6.0%, 10/15/28       24,181
 113,358   Government National Mortgage Association, 6.0%, 10/15/32      114,785
 322,011   Government National Mortgage Association, 6.0%, 10/15/32      326,065
 408,207   Government National Mortgage Association, 6.0%, 10/15/32      413,346
1,429,271  Government National Mortgage Association, 6.0%, 10/15/32    1,447,265
1,033,989  Government National Mortgage Association, 6.0%, 10/15/32    1,049,189
 566,824   Government National Mortgage Association, 6.0%, 10/15/32      573,960
1,078,675  Government National Mortgage Association, 6.0%, 10/15/34    1,091,503
 310,359   Government National Mortgage Association, 6.0%, 10/15/34      314,050
 277,506   Government National Mortgage Association, 6.0%, 10/15/34      280,806
1,068,928  Government National Mortgage Association, 6.0%, 11/15/32    1,082,329
1,235,486  Government National Mortgage Association, 6.0%, 11/15/32    1,252,340
 122,614   Government National Mortgage Association, 6.0%, 11/15/32      124,158
 133,635   Government National Mortgage Association, 6.0%, 11/15/32      135,318
1,211,447  Government National Mortgage Association, 6.0%, 11/15/32    1,229,236
 723,620   Government National Mortgage Association, 6.0%, 11/15/33      732,617
1,069,292  Government National Mortgage Association, 6.0%, 12/15/32    1,085,072
 413,676   Government National Mortgage Association, 6.0%, 12/15/32      419,523
 172,242   Government National Mortgage Association, 6.0%, 12/15/32      174,410
1,052,232  Government National Mortgage Association, 6.0%, 12/15/32    1,067,776
 712,938   Government National Mortgage Association, 6.0%, 12/15/32      722,987
 125,577   Government National Mortgage Association, 6.0%, 12/15/32      127,158
 405,406   Government National Mortgage Association, 6.0%, 12/15/32      411,369
 889,978   Government National Mortgage Association, 6.0%, 12/15/32      902,557
 380,467   Government National Mortgage Association, 6.0%, 2/15/33       385,198
 827,694   Government National Mortgage Association, 6.0%, 2/15/33       837,986
 519,846   Government National Mortgage Association, 6.0%, 2/15/33       526,310
 750,070   Government National Mortgage Association, 6.0%, 2/15/33       759,397
 108,130   Government National Mortgage Association, 6.0%, 2/15/33       109,475
 296,280   Government National Mortgage Association, 6.0%, 3/15/33       299,964
 371,274   Government National Mortgage Association, 6.0%, 3/15/33       375,891
 189,039   Government National Mortgage Association, 6.0%, 3/15/33       191,390
 756,215   Government National Mortgage Association, 6.0%, 3/15/34       765,208
 417,606   Government National Mortgage Association, 6.0%, 4/15/28       423,397
 247,746   Government National Mortgage Association, 6.0%, 4/15/33       250,826
1,387,190  Government National Mortgage Association, 6.0%, 4/15/33     1,407,675
 289,191   Government National Mortgage Association, 6.0%, 5/15/33       292,786
 662,906   Government National Mortgage Association, 6.0%, 6/15/34       670,789
 323,285   Government National Mortgage Association, 6.0%, 8/15/34       327,422
 792,304   Government National Mortgage Association, 6.0%, 8/15/34       801,727
 630,578   Government National Mortgage Association, 6.0%, 9/15/32       638,517
1,048,333  Government National Mortgage Association, 6.0%, 9/15/32     1,061,532
 307,665   Government National Mortgage Association, 6.0%, 9/15/33       311,490
 331,894   Government National Mortgage Association, 6.0%, 9/15/34       335,841
 950,309   Government National Mortgage Association, 6.0%, 9/15/35       961,527
 283,682   Government National Mortgage Association, 6.0%, 11/15/28      287,511
 816,719   Government National Mortgage Association, 6.5%, 1/15/32       850,001
 136,849   Government National Mortgage Association, 6.5%, 1/15/32       141,907
 204,488   Government National Mortgage Association, 6.5%, 10/15/28      212,252
   5,788   Government National Mortgage Association, 6.5%, 10/15/31        6,002
 301,733   Government National Mortgage Association, 6.5%, 2/15/28       313,189
 248,497   Government National Mortgage Association, 6.5%, 2/15/32       257,682
 205,153   Government National Mortgage Association, 6.5%, 2/15/32       212,735
 101,725   Government National Mortgage Association, 6.5%, 2/15/32       105,485
 149,472   Government National Mortgage Association, 6.5%, 2/15/32       154,996
 205,184   Government National Mortgage Association, 6.5%, 2/15/32       212,768
  56,515   Government National Mortgage Association, 6.5%, 2/15/32        58,604
 420,280   Government National Mortgage Association, 6.5%, 3/15/28       436,084
 151,025   Government National Mortgage Association, 6.5%, 3/15/29       156,820
 311,755   Government National Mortgage Association, 6.5%, 3/15/29       323,717
 616,823   Government National Mortgage Association, 6.5%, 3/15/32       639,621
 208,368   Government National Mortgage Association, 6.5%, 4/15/17       213,808
 110,557   Government National Mortgage Association, 6.5%, 4/15/28       114,755
 211,411   Government National Mortgage Association, 6.5%, 4/15/28       219,084
  85,152   Government National Mortgage Association, 6.5%, 4/15/32        88,299
 158,967   Government National Mortgage Association, 6.5%, 4/15/32       164,843
 644,699   Government National Mortgage Association, 6.5%, 4/15/32       668,528
 481,171   Government National Mortgage Association, 6.5%, 4/15/33       498,884
  63,236   Government National Mortgage Association, 6.5%, 5/15/29        65,663
  94,886   Government National Mortgage Association, 6.5%, 5/15/32        98,393
  16,516   Government National Mortgage Association, 6.5%, 5/15/32        17,127
  43,449   Government National Mortgage Association, 6.5%, 5/15/32        45,055
 542,322   Government National Mortgage Association, 6.5%, 5/15/32       562,367
  87,049   Government National Mortgage Association, 6.5%, 6/15/17        89,321
  70,586   Government National Mortgage Association, 6.5%, 6/15/28        73,253
  37,290   Government National Mortgage Association, 6.5%, 6/15/29        38,720
  20,420   Government National Mortgage Association, 6.5%, 6/15/31        21,177
  54,113   Government National Mortgage Association, 6.5%, 6/15/31        56,120
  13,812   Government National Mortgage Association, 6.5%, 6/15/31        14,325
 121,044   Government National Mortgage Association, 6.5%, 6/15/31       125,532
  40,364   Government National Mortgage Association, 6.5%, 6/15/32        41,855
  68,016   Government National Mortgage Association, 6.5%, 6/15/32        70,530
 160,382   Government National Mortgage Association, 6.5%, 6/15/32       166,766
 310,198   Government National Mortgage Association, 6.5%, 7/15/31       321,698
 320,935   Government National Mortgage Association, 6.5%, 7/15/32       332,797
 119,307   Government National Mortgage Association, 6.5%, 7/15/32       123,717
 103,996   Government National Mortgage Association, 6.5%, 8/15/28       107,945
  74,893   Government National Mortgage Association, 6.5%, 8/15/31        77,670
 320,421   Government National Mortgage Association, 6.5%, 8/15/32       332,959
 312,836   Government National Mortgage Association, 6.5%, 8/15/32       324,399
 130,967   Government National Mortgage Association, 6.5%, 9/15/31       135,822
 215,652   Government National Mortgage Association, 6.5%, 9/15/31       223,647
 243,333   Government National Mortgage Association, 6.5%, 9/15/32       252,327
 101,720   Government National Mortgage Association, 7.0%, 1/15/30       106,090
 114,395   Government National Mortgage Association, 7.0%, 10/15/16      118,262
  42,410   Government National Mortgage Association, 7.0%, 10/15/31       44,232
  77,547   Government National Mortgage Association, 7.0%, 11/15/26       80,905
 140,239   Government National Mortgage Association, 7.0%, 11/15/29      146,281
  45,223   Government National Mortgage Association, 7.0%, 11/15/31       47,165
 118,518   Government National Mortgage Association, 7.0%, 2/15/28       123,588
  64,842   Government National Mortgage Association, 7.0%, 2/15/31        67,626
  97,479   Government National Mortgage Association, 7.0%, 2/15/32       101,653
 100,150   Government National Mortgage Association, 7.0%, 3/15/28       104,434
 354,730   Government National Mortgage Association, 7.0%, 3/15/32       369,921
 175,589   Government National Mortgage Association, 7.0%, 4/15/28       183,100
 131,369   Government National Mortgage Association, 7.0%, 4/15/32       136,994
 161,127   Government National Mortgage Association, 7.0%, 5/15/29       168,069
  32,669   Government National Mortgage Association, 7.0%, 5/15/31        34,072
  49,845   Government National Mortgage Association, 7.0%, 6/15/29        51,993
  62,825   Government National Mortgage Association, 7.0%, 6/15/31        65,523
 256,071   Government National Mortgage Association, 7.0%, 7/15/25       266,856
 167,870   Government National Mortgage Association, 7.0%, 7/15/28       175,222
  80,739   Government National Mortgage Association, 7.0%, 7/15/29        84,218
 450,981   Government National Mortgage Association, 7.0%, 9/15/24       469,928
  69,546   Government National Mortgage Association, 7.0%, 9/15/29        72,542
 170,275   Government National Mortgage Association, 7.0%, 9/15/31       177,588
  15,882   Government National Mortgage Association, 7.5%, 1/15/32        16,658
 103,351   Government National Mortgage Association, 7.5%, 1/15/32       108,399
 265,359   Government National Mortgage Association, 7.5%, 10/15/27      278,843
 211,850   Government National Mortgage Association, 7.5%, 11/15/30      222,270
 149,338   Government National Mortgage Association, 7.5%, 12/15/31      156,640
 143,451   Government National Mortgage Association, 7.5%, 2/15/27       150,740
  20,547   Government National Mortgage Association, 7.5%, 2/15/31        21,551
 133,402   Government National Mortgage Association, 7.5%, 3/15/32       139,918
 189,937   Government National Mortgage Association, 7.5%, 4/15/29       198,120
  51,586   Government National Mortgage Association, 7.5%, 6/15/29        54,168
  12,971   Government National Mortgage Association, 7.5%, 8/15/29        13,614
  12,806   Government National Mortgage Association, 7.5%, 9/15/30        13,436
 104,405   Government National Mortgage Association, 8.0%, 12/1/29       111,774
 297,740   Government National Mortgage Association, 8.25%, 5/15/20      318,226
  41,387   Government National Mortgage Association, 8.5%, 7/15/24        44,876
   4,884   Government National Mortgage Association, 9.0%, 10/15/16        5,243
   6,466   Government National Mortgage Association, 9.0%, 4/15/20         6,980
     436   Government National Mortgage Association, 9.0%, 9/15/16           468
  34,460   Government National Mortgage Association, 10.0%, 3/15/20       37,920
  58,908   Government National Mortgage Association, 10.0%, 1/15/19       64,755
  57,947   Government National Mortgage Association I, 6.5%, 1/15/32      60,088
 180,163   Government National Mortgage Association I, 6.5%, 1/15/32     186,822
  43,261   Government National Mortgage Association I, 6.5%, 1/15/32      44,767
 229,025   Government National Mortgage Association I, 6.5%, 11/15/31    237,516
  83,606   Government National Mortgage Association I, 6.5%, 12/15/31     86,706
 169,089   Government National Mortgage Association I, 6.5%, 5/15/32     175,338
 239,391   Government National Mortgage Association I, 6.5%, 9/15/32     248,239
 179,363   Government National Mortgage Association I, 7.0%, 1/15/31     187,065
  73,365   Government National Mortgage Association I, 7.0%, 12/15/30     76,531
 305,419   Government National Mortgage Association I, 7.0%, 12/15/30    318,599
  73,061   Government National Mortgage Association I, 7.0%, 4/15/31      76,198
 209,329   Government National Mortgage Association I, 7.0%, 8/15/23     218,123
 347,677   Government National Mortgage Association I, 7.0%, 9/15/29     364,918
  76,880   Government National Mortgage Association I, 7.5%, 3/15/31      80,640
  17,454   Government National Mortgage Association I, 7.5%, 8/15/29      18,319
 685,647   Government National Mortgage Association II, 5.0%, 12/20/18   672,504
 662,668   Government National Mortgage Association II, 5.0%, 2/20/19    649,456
4,246,887  Government National Mortgage Association II, 5.5%, 11/20/34 4,194,890
1,896,876  Government National Mortgage Association II, 5.5%, 7/20/19  1,891,694
 222,240   Government National Mortgage Association II, 6.0%, 10/20/31   224,323
 944,341   Government National Mortgage Association II, 6.0%, 10/20/33   956,400
2,305,531  Government National Mortgage Association II, 6.0%, 11/20/33 2,327,005
 577,323   Government National Mortgage Association II, 6.0%, 12/20/18   586,177
 450,284   Government National Mortgage Association II, 6.0%, 2/20/34    457,055
1,332,385  Government National Mortgage Association II, 6.0%, 3/20/33  1,344,795
 616,511   Government National Mortgage Association II, 6.0%, 6/20/34    621,919
 234,347   Government National Mortgage Association II, 6.0%, 7/20/17    237,935
 317,970   Government National Mortgage Association II, 6.0%, 7/20/19    322,750
 148,588   Government National Mortgage Association II, 6.5%, 1/20/24    152,206
 340,069   Government National Mortgage Association II, 6.5%, 10/20/32   349,027
 475,750   Government National Mortgage Association II, 6.5%, 10/20/33   488,212
 455,264   Government National Mortgage Association II, 6.5%, 3/20/34    467,102
 122,643   Government National Mortgage Association II, 6.5%, 4/20/31    125,888
  84,662   Government National Mortgage Association II, 6.5%, 6/20/31     86,902
 373,189   Government National Mortgage Association II, 6.5%, 8/20/28    383,315
  94,887   Government National Mortgage Association II, 7.0%, 1/20/31     98,191
  62,531   Government National Mortgage Association II, 7.0%, 11/20/31    64,709
  20,989   Government National Mortgage Association II, 7.0%, 12/20/08    21,280
  70,675   Government National Mortgage Association II, 7.0%, 5/20/26     73,183
 162,851   Government National Mortgage Association II, 7.0%, 7/20/31    168,522
  41,543   Government National Mortgage Association II, 7.5%, 12/20/30    43,249
  25,169   Government National Mortgage Association II, 7.5%, 6/20/30     26,203
  56,562   Government National Mortgage Association II, 8.0%, 3/20/30     60,203
     367   Government National Mortgage Association II, 8.0%, 5/20/25        391
  41,510   Government National Mortgage Association II, 9.0%, 11/20/24    44,856
  22,123   Government National Mortgage Association II, 9.0%, 3/20/22     23,857
   4,202   Government National Mortgage Association II, 9.0%, 4/20/22      4,531
  11,058   Government National Mortgage Association II, 9.0%, 9/20/21     11,910
4,100,000  U.S. Treasury Bonds, 4.0%, 2/15/14                          3,865,853
2,800,000  U.S. Treasury Bonds, 6.25%, 8/15/23                         3,175,595
 250,000   U.S. Treasury Bonds, 6.50%, 11/15/26                          295,371
10,270,000 U.S. Treasury Bonds, 7.25%, 5/15/16                        12,145,877
 500,000   U.S. Treasury Bonds, 8.75%, 5/15/20                           685,000
16,925,217 U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12  17,637,261
1,116,500  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12 1,183,751
2,278,160  U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11   2,408,175
1,000,000  U.S. Treasury Notes, 3.5%, 12/15/09                           955,625
7,000,000  U.S. Treasury Notes, 4.0%, 11/15/12                         6,662,579
1,000,000  U.S. Treasury Notes, 4.0%, 2/15/15                            937,148
4,000,000  U.S. Treasury Notes, 4.25%, 11/15/14                        3,823,124
1,000,000  U.S. Treasury Notes, 4.5%, 2/15/16                            972,578
 500,000   U.S. Treasury Notes, 4.5%, 11/15/15                           485,196
 650,000   U.S. Treasury Notes, 4.75%, 11/15/08                          648,629
4,450,000  U.S. Treasury Notes, 4.75%, 5/15/14                         4,411,063
1,000,000  U.S. Treasury Notes, 5.375%, 2/15/31                        1,052,656
3,000,000  U.S. Treasury Notes, 5.5%, 8/15/28                          3,178,359
 250,000   U.S. Treasury Notes, 6.125%, 8/15/29                          286,621
5,525,000  U.S. Treasury Notes, 6.375%, 8/15/27                        6,459,935
7,550,000  U.S. Treasury Notes, 6.50%, 2/15/10                         7,987,372
1,000,000  U.S. Treasury Notes, 6.625%, 5/15/07                        1,018,750

$185,108,680
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (Cost   $189,556,243)
$185,108,680

           TOTAL INVESTMENTS IN SECURITIES - 99.0%
           (Cost   $189,556,243) (a)
$185,108,680

           OTHER ASSETS AND LIABILITIES - 1.0%                       $ 1,924,930

           TOTAL NET ASSETS - 100.0%
$187,033,610

    (a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $189,556,243 was as follows:

           Aggregate gross unrealized gain for all investments in whi$
169,502

           Aggregate gross unrealized loss for all investments in whic
(4,617,065)

           Net unrealized loss                                       $
(4,447,563)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.